REVENUE EARNING DEVICES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2024	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Restructuring Cost and Reserve [Line Items]
Depreciation	$ 34,121	$ 95,676	$ 429,139	$ 323,407
Robotic Assistance Devices LLC [Member]
Restructuring Cost and Reserve [Line Items]
Revenue earning	$ 895,547	$ 1,128,175	3,398,505	2,166,081	$ 584,177
Write off assets				748,243
Finished goods inventory on assets				326,180
Robotic Assistance Devices LLC [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Disposed of a revenue earning device			$ 0	257,948
Depreciation				$ 490,295